SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 9,779	$ 8,343
Additions	5,916	1,669
Disposals
Foreign exchange	(380)	(233)
Property and equipment, cost, ending balance	15,315	9,779
Depreciation, beginning balance	4,554	2,286
Charge in year	3,797	2,331
Foreign exchange	(252)	(63)
Depreciation, ending balance	8,099	4,554
Depreciation, net book value	7,216	5,225
IT equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	9,779	8,343
Additions	5,916	1,669
Disposals
Foreign exchange	(380)	(233)
Property and equipment, cost, ending balance	15,315	9,779
Depreciation, beginning balance	4,554	2,286
Charge in year	3,797	2,331
Foreign exchange	(252)	(63)
Depreciation, ending balance	8,099	4,554
Depreciation, net book value	$ 7,216	$ 5,225